Revenue and related balances (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Schedule of disaggregation of revenue	The following table represents disaggregation of revenue for the years ended December 31:

	December 31,
	2021	2020
	$	$
Subscription revenue	95,936	57,415
Professional services	8,306	5,502
	104,242	62,917

Schedule of revenue expected to be recognized in future years
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2022	2023	2024 and thereafter
	$	$	$
Subscription revenue	75,330	42,697	21,911
Professional services	1,245	—	—
	76,575	42,697	21,911

Reconciliation of contract assets and deferred revenue
The following table provides information about contract costs:

	2021	2020
	$	$
Balance - January 1	2,801	1,303
Contract costs	4,787	2,519
Amortization expense	(2,349)	(1,021)
Balance - December 31	5,239	2,801

Current	1,390	1,345
Non-current	3,849	1,456
	5,239	2,801
Deferred revenue

The following table provides information about deferred revenue:

	2021	2020
	$	$
Balance - January 1	28,331	17,997
Decrease from revenue recognized	(102,645)	(59,295)
Increase due to amounts invoiced	119,522	69,341
Foreign exchange and other movements	(514)	288
Balance - December 31	44,694	28,331

Reconciliation of accrued revenues
Accrued revenues

The following table provides information about accrued revenues:

	2021	2020
	$	$
Balance - January 1	706	736
Decrease from transfers to trade receivables	(162)	(736)
Increase from revenue recognized	2,697	706
Balance - December 31	3,241	706